SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Ordinary Share (Details)	10 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Class A ordinary shares subject to possible redemption
Basic net income per share:
Allocation of net income | $	$ 1,331,560
Basic weighted-average shares outstanding | shares	9,153,061
Basic net income per ordinary share | $ / shares	$ 0.15
Diluted net income per share:
Allocation of net income | $	$ 1,313,380
Diluted weighted-average shares outstanding | shares	9,153,061
Diluted net income per ordinary share | $ / shares	$ 0.14
Class B ordinary shares
Basic net income per share:
Allocation of net income | $	$ 1,027,740
Basic weighted-average shares outstanding | shares	7,064,626
Basic net income per ordinary share | $ / shares	$ 0.15
Diluted net income per share:
Allocation of net income | $	$ 1,045,920
Diluted weighted-average shares outstanding | shares	7,289,116
Diluted net income per ordinary share | $ / shares	$ 0.14